Interests in associates - Summarized statement of comprehensive income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interests in associates
Revenue	€ 19,627,602	€ 19,335,909	€ 19,453,617
Profit for the period	1,191,267	740,870	732,458
Other comprehensive income	(1,466,407)	715,902	(630,011)
Total comprehensive income	(275,140)	1,456,772	€ 102,447
Vifor Fresenius Medical Care Renal Pharma Ltd.
Interests in associates
Revenue	950,888	741,183
Profit from continuing operations	456,306	290,766
Profit for the period	456,306	290,766
Other comprehensive income	(3,428)	(116,914)
Total comprehensive income	452,878	173,852
Dividends received	€ 137,174	€ 92,386